UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2013

Date of reporting period: September 30, 2013

Item 1.  Schedule of Investments.

Schedule of Investments
September 30, 2013 (unaudited)

Muirfield Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 79.9%

Consumer Discretionary - 13.0%
Best Buy Co., Inc.	38,370	1,438,875
BorgWarner, Inc.	12,545	1,271,937
Dana Holding Corp.	55,895	1,276,642
Jack in the Box, Inc. (3)	20,380	814,996
Live Nation Entertainment, Inc. (3)	62,390	1,157,335
Mohawk Industries, Inc. (3)	5,750	748,938
Tenneco, Inc. (3)	18,230	920,615
Time Warner, Inc.	40,400	2,658,724
Viacom, Inc.	34,310	2,867,630
Visteon Corp. (3)	16,150	1,221,586
Washington Post Co./The	3,115	1,904,355
Whirlpool Corp.	17,300	2,533,412

	(Cost $15,816,937)	18,815,045

Consumer Staples - 9.5%
Archer-Daniels-Midland Co.	72,050	2,654,322
Energizer Holdings, Inc.	18,890	1,721,823
Kroger Company	59,015	2,380,665
Rite Aid Corp. (3)	189,435	901,711
Safeway, Inc.	63,230	2,022,728
Tyson Foods, Inc.	33,295	941,583
Walgreen Co.	59,525	3,202,445

	(Cost $11,963,829)	13,825,277

Energy - 6.4%
ConocoPhillips	48,300	3,357,333
Green Plains Renewable Energy, Inc.	22,025	353,501
Hercules Offshore, Inc. (3)	56,340	414,719
Hess Corp.	39,095	3,023,607
Murphy Oil Corp.	12,950	781,144
Nabors Industries	64,100	1,029,446
Parker Drilling Co. (3)	59,880	341,316

	(Cost $8,234,625)	9,301,066

Financials - 10.9%
Aflac, Inc.	42,320	2,623,417
Assurant, Inc.	13,155	711,686
Citigroup, Inc.	63,170	3,064,377
CNO Financial Group, Inc.	84,780	1,220,832
Genworth Financial, Inc. (3)	48,800	624,640
HCC Insurance Holdings, Inc.	16,475	721,934
JPMorgan Chase & Co.	65,960	3,409,472
Old Republic International Corp.	43,580	671,132
StanCorp Financial Group, Inc.	22,960	1,263,259
State Street Corp.	15,520	1,020,440
Symetra Financial Corp.	28,085	500,475

	(Cost $14,781,915)	15,831,664

Healthcare - 13.4%
Bio-Rad Laboratories, Inc. (3)	8,190	962,816
Community Health Systems, Inc.	24,700	1,025,050
Centene Corporation (3)	11,800	754,728
Henry Schein, Inc. (3)	9,720	1,008,596
LifePoint Hospitals, Inc. (3)	28,230	1,316,365
Magellan Health Services, Inc. (3)	19,720	1,182,411
McKesson Corp.	24,580	3,153,614
Medtronic, Inc.	63,565	3,384,836
Parexel International Corp. (3)	29,720	1,491,944
Universal Health Services, Inc.	16,810	1,260,582
VCA Antech, Inc. (3)	19,730	541,786
WellPoint, Inc.	40,485	3,384,951

	(Cost $18,483,203)	19,467,679

Industrials - 9.8%
AECOM Technology Corp. (3)	38,815	1,213,745
Avery Dennison Corp.	35,370	1,539,302
Crane Co.	18,580	1,145,829
Dover Corp.	18,310	1,644,787
Honeywell International, Inc.	17,025	1,413,756
ITT Corporation	20,245	727,808
Jacobs Engineering Group, Inc. (3)	10,120	588,782
Northrop Grumman Corp.	30,100	2,867,326
Oshkosh Corp. (3)	20,460	1,002,131
RR Donnelly & Sons Co.	29,400	463,932
Towers Watson & Co.	14,475	1,548,246

	(Cost $12,609,798)	14,155,644

Information Technology - 15.6%
Activision Blizzard, Inc.	178,260	2,973,377
Benchmark Electronics, Inc. (3)	14,340	328,243
Brocade Communications Systems (3)	67,570	543,938
Cisco Systems, Inc.	64,985	1,522,664
Computer Sciences Corp.	42,870	2,218,094
Diodes, Inc. (3)	10,545	258,352
First Solar, Inc. (3)	12,025	483,525
Hewlett-Packard Co.	154,180	3,236,238
Plexus Corp. (3)	16,110	598,648
SanDisk Corporation	31,700	1,886,467
Sanmina Corp. (3)	19,270	337,032
Silicon Graphics International Corp. (3)	21,865	355,306
Western Digital Corp.	52,660	3,338,644
Xerox Corp.	355,780	3,660,975
Zebra Technologies Corp. (3)	18,660	850,150

	(Cost $20,529,654)	22,591,653

Materials - 1.3%
International Paper Co.	34,165	1,530,592
Schweitzer-Mauduit International, Inc.	6,005	363,483

	(Cost $1,863,442)	1,894,075

Total Common Stocks	(Cost $104,283,403)	115,882,103

Registered Investment Companies - 11.6%

iShares MSCI EAFE Index Fund	263,485	16,810,606

Total Registered Investment Companies	(Cost $16,285,162)	16,810,606

Money Market Registered Investment Companies - 8.2%

Meeder Money Market Fund - Institutional Class, 0.13% (4)	11,934,436		11,934,436

Total Money Market Registered Investment Companies	(Cost $11,934,436)		11,934,436

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 10/1/2013 (5)	1,882		1,882

Total Floating Rate Demand Notes	(Cost $1,882)		1,882

U.S. Government Obligations - 0.3%

U.S. Treasury Bill, 0.07%, due 3/6/2014 (6)	500,000		499,962

Total U.S. Government Obligations	(Cost $499,892)		499,962

Total Investments - 100.0%	(Cost $133,004,775	)(2)	145,128,989

Liabilities less Other Assets - (0.0%)			(33,960)

Total Net Assets - 100.0%			145,095,029

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	2,947		29,470
Meeder Balanced Fund	1,543		17,297
Meeder Dynamic Growth Fund	959		10,079
Meeder Muirfield Fund	4,591		31,678
Meeder Quantex Fund	2,859		93,718
Meeder Utilities & Infrastructure Fund	347		10,125

Total Trustee Deferred Compensation	(Cost $120,966)		192,367

Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2013, notional value $1,255,725	3		(12,548)

Total Futures Contracts	3		(12,548)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$144,629,027	$(12,548)
Level 2 - Other Significant Observable Inputs	499,962	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$145,128,989	$(12,548)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $133,093,788 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$12,970,720
Unrealized depreciation	$(935,519)
Net unrealized appreciation (depreciation)	$12,035,201

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2013.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2013.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2013 (unaudited)

Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 82.9%

Consumer Discretionary - 13.7%
BorgWarner, Inc.	11,665	1,182,714
Dana Holding Corp.	35,190	803,740
Ford Motor Company	28,730	484,675
Jack in the Box, Inc. (3)	10,860	434,291
Live Nation Entertainment, Inc. (3)	21,470	398,269
Mohawk Industries, Inc. (3)	4,260	554,865
Time Warner, Inc.	30,410	2,001,282
Viacom, Inc.	27,960	2,336,897
Visteon Corp. (3)	16,530	1,250,329
Washington Post Co./The	1,935	1,182,962
Whirlpool Corp.	15,070	2,206,851

	(Cost $11,215,678)	12,836,875

Consumer Staples - 9.3%
Archer-Daniels-Midland Co.	58,000	2,136,720
Energizer Holdings, Inc.	9,750	888,712
Kroger Company	57,590	2,323,181
Safeway, Inc.	31,835	1,018,402
Walgreen Co.	43,785	2,355,633

	(Cost $7,633,969)	8,722,648

Energy - 7.0%
Chevron Corp.	5,165	627,548
ConocoPhillips	33,395	2,321,286
Hess Corp.	26,500	2,049,510
Murphy Oil Corp.	25,650	1,547,208

	(Cost $5,899,572)	6,545,552

Financials - 11.5%
Aflac, Inc.	29,490	1,828,085
Assurant, Inc.	8,420	455,522
Citigroup, Inc.	33,530	1,626,540
CNO Financial Group, Inc.	25,970	373,968
HCC Insurance Holdings, Inc.	16,520	723,906
JPMorgan Chase & Co.	45,245	2,338,714
Morgan Stanley	28,350	764,033
StanCorp Financial Group, Inc.	11,830	650,887
State Street Corp.	15,645	1,028,659
Travelers Companies, Inc./The	12,235	1,037,161

	(Cost $10,190,406)	10,827,475

Healthcare - 13.8%
Bio-Rad Laboratories, Inc. (3)	4,920	578,395

Celgene Corp. (3)	13,900	2,142,504
Cigna Corp.	11,385	875,051
Centene Corporation (3)	6,060	387,598
LifePoint Hospitals, Inc. (3)	13,000	606,190
Magellan Health Services, Inc. (3)	11,375	682,045
McKesson Corp.	18,125	2,325,437
Medtronic, Inc.	40,100	2,135,325
Parexel International Corp. (3)	13,185	661,887
Universal Health Services, Inc.	6,040	452,940
WellPoint, Inc.	25,660	2,145,433

	(Cost $11,828,572)	12,992,805

Industrials - 10.9%
AECOM Technology Corp. (3)	32,315	1,010,490
Avery Dennison Corp.	19,580	852,121
Dover Corp.	19,700	1,769,651
Honeywell International, Inc.	19,620	1,629,245
Jacobs Engineering Group, Inc. (3)	10,600	616,708
Northrop Grumman Corp.	23,565	2,244,802
Oshkosh Corp. (3)	11,520	564,250
Towers Watson & Co.	14,160	1,514,554

	(Cost $8,892,321)	10,201,821

Information Technology - 15.3%
Activision Blizzard, Inc.	149,235	2,489,239
Cisco Systems, Inc.	62,670	1,468,421
Computer Sciences Corp.	24,535	1,269,441
First Solar, Inc. (3)	24,545	986,954
Hewlett-Packard Co.	113,050	2,372,920
Lexmark International, Inc.	8,950	295,350
SanDisk Corporation	11,160	664,132
Western Digital Corp.	33,510	2,124,534
Xerox Corp.	215,810	2,220,684
Zebra Technology (3)	11,130	507,083

	(Cost $13,441,933)	14,398,758

Materials - 1.4%
International Paper Co.	29,700	1,330,560

	(Cost $1,338,145)	1,330,560

Total Common Stocks	(Cost $70,440,596)	77,856,494

Registered Investment Companies - 12.5%

iShares MSCI EAFE Index Fund	183,675	11,718,649

Total Registered Investment Companies	(Cost $11,354,436)	11,718,649

Money Market Registered Investment Companies - 4.4%

Meeder Money Market Fund - Institutional Class, 0.13% (4)	4,164,877	4,164,877

Total Money Market Registered Investment Companies	(Cost $4,164,877)	4,164,877

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 10/1/2013 (5)	270		270

Total Floating Rate Demand Notes	(Cost $270)		270

U.S. Government Obligations - 0.3%

U.S. Treasury Bill, 0.07%, due 3/6/2014 (6)	300,000		299,977

Total U.S. Government Obligations	(Cost $299,935)		299,977

Total Investments - 100.1%	(Cost $86,260,114	)(2)	94,040,267

Liabilities less Other Assets - (0.1%)			(54,089)

Total Net Assets - 100.0%			93,986,178

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	2,165		21,650
Meeder Balanced Fund	1,125		12,611
Meeder Dynamic Growth Fund	707		7,431
Meeder Muirfield Fund	2,478		17,098
Meeder Quantex Fund	1,283		42,057
Meeder Utilities & Infrastructure Fund	255		7,441

Total Trustee Deferred Compensation	(Cost $71,593)		108,288

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2013, notional value $4,185,750	10	(16,963)

Total Futures Contracts	10	(16,963)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$93,740,290	$(16,963)
Level 2 - Other Significant Observable Inputs	299,977	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$94,040,267	$(16,963)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $86,279,665 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$8,383,603
Unrealized depreciation	$(623,001)
Net unrealized appreciation (depreciation)	$7,760,602

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2013.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2013.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2013 (unaudited)

Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 80.3%

Consumer Discretionary - 13.1%
Best Buy Co., Inc.	25,310	949,125
BorgWarner, Inc.	8,320	843,565
Children's Place Retail Stores, Inc./The (3)	4,340	251,069
Dana Holding Corp.	30,160	688,854
Live Nation Entertainment, Inc. (3)	34,170	633,854
Tenneco, Inc. (3)	5,580	281,790
Time Warner, Inc.	18,040	1,187,212
Viacom, Inc.	6,900	576,702
Visteon Corp. (3)	11,685	883,853
Washington Post Co./The	1,250	764,188
Whirlpool Corp.	5,040	738,058

	(Cost $6,353,766)	7,798,270

Consumer Staples - 9.9%
Archer-Daniels-Midland Co.	29,460	1,085,306
Energizer Holdings, Inc.	7,340	669,041
Kroger Company	17,740	715,632
Rite Aid Corp. (3)	164,200	781,592
Safeway, Inc.	26,195	837,978
Tyson Foods, Inc.	11,890	336,249
Walgreen Co.	27,345	1,471,161

	(Cost $4,981,553)	5,896,959

Energy - 6.5%
ConocoPhillips	14,700	1,021,797
Dawson Geophysical Co. (3)	2,620	85,071
Green Plains Renewable Energy, Inc.	9,180	147,339
Hercules Offshore, Inc. (3)	28,170	207,359
Hess Corp.	15,250	1,179,435
Murphy Oil Corp.	12,190	735,301
Nabors Industries, Ltd.	32,050	514,723

	(Cost $3,796,111)	3,891,025

Financials - 10.4%
Aflac, Inc.	11,200	694,288
Citigroup, Inc.	22,350	1,084,199
CNO Financial Group, Inc.	44,630	642,672
Genworth Financial, Inc. (3)	40,240	515,072
JPMorgan Chase & Co.	27,890	1,441,634
Protective Life Corp.	18,260	776,963
StanCorp Financial Group, Inc.	10,970	603,569
Symetra Financial Corp.	24,170	430,709

	(Cost $5,676,363)	6,189,106

Healthcare - 13.6%
Bio-Rad Laboratories, Inc. (3)	4,100	481,996
Centene Corporation (3)	4,430	283,343
Cigna Corp.	5,315	408,511
Community Health Systems, Inc.	14,340	595,110
LifePoint Hospitals, Inc. (3)	10,360	483,087
Magellan Health Services, Inc. (3)	10,440	625,982
McKesson Corp.	9,245	1,186,133
Medtronic, Inc.	14,015	746,299
NuVasive, Inc. (3)	15,945	390,493
Parexel International Corp. (3)	10,580	531,116
Providence Service Corp. (3)	3,330	95,538
Universal Health Services, Inc.	7,280	545,927
VCA Antech, Inc. (3)	7,200	197,712
WellPoint, Inc.	18,585	1,553,892

	(Cost $7,815,836)	8,125,139

Industrials - 9.7%
AECOM Technology Corp. (3)	17,260	539,720
Avery Dennison Corp.	20,280	882,586
Crane Co.	7,220	445,257
Herman Miller, Inc.	13,280	387,510
ITT Corporation	16,370	588,502
Northrop Grumman Corp.	11,275	1,074,057
Oshkosh Corp. (3)	9,690	474,616
RR Donnelly & Sons Co.	25,215	397,893
Towers Watson & Co.	9,145	978,149

	(Cost $4,938,255)	5,768,290

Information Technology - 15.7%
Activision Blizzard, Inc.	39,430	657,693
Benchmark Electronics, Inc. (3)	6,180	141,460
Brocade Communications Systems (3)	39,745	319,947
Checkpoint Systems, Inc. (3)	8,995	150,217
Cisco Systems, Inc.	58,570	1,372,354
Computer Sciences Corp.	23,295	1,205,283
comScore, Inc. (3)	5,055	146,443
Hewlett-Packard Co.	44,790	940,142
Hutchinson Technology, Inc. (3)	47,260	164,890
Lexmark International, Inc.	16,840	555,720
Plexus Corp. (3)	9,220	342,615
Silicon Graphics International Corp. (3)	10,935	177,694
Western Digital Corp.	23,070	1,462,639
Xerox Corp.	129,380	1,331,320
Zebra Technologies Corp. (3)	10,130	461,523

	(Cost $8,667,199)	9,429,940

Materials - 1.4%
Rock-Tenn Company	6,095	617,240
Schweitzer-Mauduit International, Inc.	3,990	241,515

	(Cost $860,816)	858,755

Total Common Stocks	(Cost $43,089,899)	47,957,484

Registered Investment Companies - 14.9%

iShares MSCI EAFE Index Fund	139,505		8,900,559

Total Registered Investment Companies	(Cost $8,621,539)		8,900,559

Money Market Registered Investment Companies - 4.3%

Meeder Money Market Fund - Institutional Class, 0.13% (4)	2,574,349		2,574,349

Total Money Market Registered Investment Companies	(Cost $2,574,349)		2,574,349

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 10/1/2013 (5)	30		30

Total Floating Rate Demand Notes	(Cost $30)		30

U.S. Government Obligations - 0.5%

U.S. Treasury Bill, 0.07%, due 3/6/2014 (6)	300,000		299,977

Total U.S. Government Obligations	(Cost $299,935)		299,977

Total Investments - 100.0%	(Cost $54,585,752	)(2)	59,732,399

Liabilities less Other Assets - (0.0%)			(23,199)

Total Net Assets - 100.0%			59,709,200

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	1,161		11,610
Meeder Balanced Fund	616		6,905
Meeder Dynamic Growth Fund	375		3,941
Meeder Muirfield Fund	1,460		10,074
Meeder Quantex Fund	801		26,257
Meeder Utilities & Infrastructure Fund	137		3,998

Total Trustee Deferred Compensation	(Cost $41,798)		62,785

Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2013, notional value $2,511,450	6		(8,520)

Total Futures Contracts	6		(8,520)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$59,432,422	$(8,520)
Level 2 - Other Significant Observable Inputs	299,977	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$59,732,399	$(8,520)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $54,635,186 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,681,123
Unrealized depreciation	$(583,910)
Net unrealized appreciation (depreciation)	$5,097,213

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2013.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2013.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2013 (unaudited)

Balanced Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 54.8%

Consumer Discretionary - 8.9%
Best Buy Co., Inc.	20,080	753,000
BorgWarner, Inc.	6,565	665,625
Dana Holding Corp.	28,915	660,419
Jack in the Box, Inc. (3)	9,880	395,101
Live Nation Entertainment, Inc. (3)	32,635	605,379
Mohawk Industries, Inc. (3)	1,050	136,763
Tenneco, Inc. (3)	9,540	481,770
Time Warner, Inc.	21,510	1,415,573
Viacom, Inc.	16,640	1,390,771
Washington Post Co./The	1,630	996,501
Whirlpool Corp.	9,050	1,325,282

	(Cost $7,388,171)	8,826,184

Consumer Staples - 6.3%
Archer-Daniels-Midland Co.	38,280	1,410,235
Energizer Holdings, Inc.	9,950	906,943
Kroger Company	30,885	1,245,901
Rite Aid Corp. (3)	99,150	471,954
Safeway, Inc.	33,305	1,065,427
Tyson Foods, Inc.	17,425	492,779
Walgreen Co.	12,240	658,512

	(Cost $5,394,751)	6,251,751

Energy - 4.7%
ConocoPhillips	25,005	1,738,098
Green Plains Renewable Energy, Inc.	11,530	185,057
Hercules Offshore, Inc. (3)	29,485	217,039
Hess Corp.	20,740	1,604,032
Murphy Oil Corp.	4,900	295,568
Nabors Industries, Ltd.	31,090	499,305
Parker Drilling Co. (3)	31,340	178,638

	(Cost $4,148,151)	4,717,737

Financials - 6.9%
Aflac, Inc.	15,340	950,927
Assurant, Inc.	6,885	372,479
Citigroup, Inc.	33,070	1,604,226
CNO Financial Group, Inc.	44,550	641,520
Genworth Financial, Inc. (3)	25,540	326,912
HCC Insurance Holdings, Inc.	5,375	235,532
JPMorgan Chase & Co.	34,330	1,774,518
Old Republic International Corp.	11,400	175,560
StanCorp Financial Group, Inc.	10,920	600,818
Symetra Financial Corp.	12,130	216,156

	(Cost $6,486,879)	6,898,648

Healthcare - 9.1%
Bio-Rad Laboratories, Inc. (3)	4,290	504,332
Centene Corporation (3)	3,040	194,438
Community Health Systems, Inc.	12,920	536,180
Henry Schein, Inc.	5,115	530,758
LifePoint Hospitals, Inc. (3)	11,530	537,644
Magellan Health Services, Inc. (3)	10,430	625,383
McKesson Corp.	9,460	1,213,718
Medtronic, Inc.	33,650	1,791,862
Parexel International Corp. (3)	13,945	700,039
Universal Health Services, Inc.	6,290	471,687
VCA Antech, Inc. (3)	4,160	114,234
WellPoint, Inc.	21,190	1,771,696

	(Cost $8,496,443)	8,991,971

Industrials - 6.6%
AECOM Technology Corp. (3)	20,305	634,937
Avery Dennison Corp.	18,490	804,685
Crane Co.	4,755	293,241
Dover Corp.	6,670	599,166
Honeywell International, Inc.	8,910	739,886
ITT Corporation	10,595	380,890
Jacobs Engineering Group, Inc. (3)	5,300	308,354
Northrop Grumman Corp.	16,095	1,533,210
Oshkosh Corp. (3)	7,160	350,697
RR Donnelly & Sons Co.	8,200	129,396
Towers Watson & Co.	7,575	810,222

	(Cost $5,772,476)	6,584,684

Information Technology - 11.4%
Activision Blizzard, Inc.	73,210	1,221,143
Benchmark Electronics, Inc. (3)	7,505	171,789
Brocade Communications Systems (3)	35,365	284,688
Cisco Systems, Inc.	55,095	1,290,931
Computer Sciences Corp.	22,675	1,173,205
Diodes, Inc. (3)	5,520	135,240
Hewlett-Packard Co.	78,965	1,657,475
Plexus Corp. (3)	8,560	318,090
SanDisk Corporation	8,300	493,933
Sanmina Corp. (3)	10,085	176,387
Silicon Graphics International (3)	11,445	185,981
Western Digital Corp.	27,700	1,756,180
Xerox Corp.	186,730	1,921,451
Zebra Technologies Corp. (3)	9,850	448,766

	(Cost $10,031,096)	11,235,259

Materials - 0.9%
International Paper Co.	16,645	745,696
Schweitzer-Mauduit International, Inc.	3,145	190,367

	(Cost $924,572)	936,063

Total Common Stocks	(Cost $48,642,539)	54,442,297

Registered Investment Companies - 38.5%

Federated Bond Fund	458,833	4,253,377
iShares iBoxx High Yield Corporate Bond ETF	16,175	1,481,307
iShares MSCI EAFE Index Fund	126,780	8,088,690
Ivy High Income Fund	335,707	2,900,512
Prudential Total Return Bond Fund	353,214	4,944,993
Putnam Diversified Income Fund	258,028	1,981,656
Putnam Income Fund	697,281	5,020,423
Sentinel Total Return Bond Fund	475,607	5,036,675
TCW Emerging Markets Income Fund	149,191	1,252,461
Vanguard Intermediate-Term Corporate Bond ETF	39,425	3,288,834

Total Registered Investment Companies	(Cost $38,630,839)	38,248,928

Money Market Registered Investment Companies - 6.5%

Meeder Money Market Fund - Institutional Class, 0.13% (4)	6,486,839	6,486,839

Total Money Market Registered Investment Companies	(Cost $6,486,839)	6,486,839

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 10/1/2013 (5)	827	827

Total Floating Rate Demand Notes	(Cost $827)	827

U.S. Government Obligations - 0.5%

U.S. Treasury Bill, 0.07%, due 3/6/2014 (6)	500,000		499,968

Total U.S. Government Obligations	(Cost $499,892)		499,968

Total Investments - 100.3%	(Cost $94,260,936	)(2)	99,678,859

Liabilities less Other Assets - (0.3%)			(263,515)

Total Net Assets - 100.0%			99,415,344

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	1,967		19,670
Meeder Balanced Fund	1,049		11,759
Meeder Dynamic Growth Fund	637		6,695
Meeder Muirfield Fund	1,811		12,496
Meeder Quantex Fund	762		24,978
Meeder Utilities & Infrastructure Fund	230		6,711

Total Trustee Deferred Compensation	(Cost $59,509)		82,309

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2013, notional value $1,255,725	3	(12,548)

Total Futures Contracts	3	(12,548)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$99,178,891	$(12,548)
Level 2 - Other Significant Observable Inputs	499,968	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$99,678,859	$(12,548)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $94,266,118 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,442,411
Unrealized depreciation	(1,029,670)
Net unrealized appreciation (depreciation)	$5,412,741

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2013.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2013.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2013 (unaudited)

Strategic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 76.6%

Consumer Discretionary - 8.2%
Best Buy Co., Inc.	29,110	1,091,625
Dana Holding Corp.	22,230	507,733
Jack in the Box, Inc. (3)	6,870	274,731
Johnson Controls, Inc.	2,640	109,560
Live Nation Entertainment, Inc. (3)	44,630	827,887
Mohawk Industries, Inc. (3)	6,400	833,600
Time Warner, Inc.	10,060	662,049
Viacom, Inc.	10,500	877,590
Visteon Corp. (3)	12,740	963,654
Washington Post Co./The	1,730	1,057,635

	(Cost $5,938,105)	7,206,064

Consumer Staples - 5.8%
Archer-Daniels-Midland Co.	29,840	1,099,305
Energizer Holdings, Inc.	11,410	1,040,022
Rite Aid Corp. (3)	124,570	592,953
Safeway, Inc.	20,740	663,473
Sanderson Farms, Inc.	8,950	583,898
Walgreen Co.	20,070	1,079,766

	(Cost $4,407,088)	5,059,417

Energy - 7.4%
ConocoPhillips	40,690	2,828,362
Dril-Quip, Inc. (3)	4,165	477,934
Hess Corp.	41,010	3,171,713

	(Cost $6,052,152)	6,478,009

Financials - 19.8%
Apartment Investment & Management Co. (4)	47,530	1,327,988
Brandywine Realty Trust (4)	73,640	970,575
Citigroup, Inc.	11,950	579,695
CNO Financial Group, Inc.	38,450	553,680
Equity Lifestyle Properties, Inc. (4)	29,480	1,007,332
Genworth Financial, Inc. (3)	86,395	1,105,856
HCC Insurance Holdings, Inc.	26,730	1,171,309
Host Hotels & Resorts, Inc. (4)	57,890	1,022,916
JPMorgan Chase & Co.	36,880	1,906,327
Old Republic International Corp.	52,820	813,428
Potlatch Corp. (4)	19,380	768,998
Prologis, Inc. (4)	30,650	1,153,053
Protective Life Corp.	23,640	1,005,882
RLJ Lodging Trust (4)	84,760	1,991,012
StanCorp Financial Group, Inc.	5,080	279,502
Symetra Financial Corp.	12,370	220,433
Weyerhaeuser Co. (4)	57,450	1,644,794

	(Cost $17,377,297)	17,522,780

Healthcare - 8.7%
Bio-Rad Laboratories, Inc. (3)	4,260	500,806
Centene Corporation (3)	7,015	448,679
Community Health Systems, Inc.	12,525	519,788
Henry Schein, Inc. (3)	6,080	630,891
Hill-Rom Holdings, Inc.	10,980	393,413
LifePoint Hospitals, Inc. (3)	8,450	394,024
Magellan Health Services, Inc. (3)	9,205	551,932
McKesson Corp.	3,180	407,994
Medtronic, Inc.	25,540	1,360,005
Parexel International Corp. (3)	10,330	518,566
VCA Antech, Inc. (3)	12,430	341,328
WellPoint, Inc.	18,645	1,558,908

	(Cost $7,217,021)	7,626,334

Industrials - 7.1%
AECOM Technology Corp. (3)	26,240	820,525
Avery Dennison Corp.	21,160	920,883
Dover Corp.	3,710	333,269
Herman Miller, Inc.	12,175	355,267
ITT Corporation	16,305	586,165
Northrop Grumman Corp.	11,625	1,107,398
Oshkosh Corp. (3)	6,140	300,737
Towers Watson & Co.	9,715	1,039,116
UniFirst Corp.	7,160	747,647

	(Cost $5,415,032)	6,211,007

Information Technology - 10.1%
Brocade Communications Systems, Inc. (3)	37,700	303,485
Computer Sciences Corp.	23,340	1,207,612
Convergys Corp.	29,370	550,688
First Solar, Inc. (3)	22,350	898,694
Hewlett-Packard Co.	59,020	1,238,830
Lam Research Corp. (3)	9,400	481,280
Lexmark International, Inc.	13,995	461,835
Plexus Corp. (3)	7,580	281,673
Western Digital Corp.	23,950	1,518,429
Xerox Corp.	123,660	1,272,461
Zebra Technologies Corp. (3)	14,420	656,975

	(Cost $8,483,000)	8,871,962

Materials - 9.2%
Dow Chemical Co.	20,970	805,248
International Paper Co.	31,420	1,407,616
Minerals Technologies, Inc.	12,550	619,594
Packaging Corp of America	21,520	1,228,577
PPG Industries, Inc.	6,200	1,035,772
Rock-Tenn Company	16,790	1,700,323
Schweitzer-Mauduit International, Inc.	3,880	234,856
Sonoco Products Co.	26,180	1,019,449

	(Cost $7,442,566)	8,051,435

Telecommunication Services - 0.3%
Verizon Communications, Inc.	5,520		257,646

	(Cost $242,147)		257,646

Total Common Stocks	(Cost $62,574,408)		67,284,654

Registered Investment Companies - 17.3%

iShares MSCI EAFE Index Fund	65,240		4,162,376
iShares MSCI Emerging Markets Index Fund	99,425		4,052,066
Oppenheimer Developing Markets Fund	87,618		3,203,297
Oppenheimer International Growth Fund	104,915		3,809,469

Total Registered Investment Companies	(Cost $13,402,824)		15,227,208

Money Market Registered Investment Companies - 5.9%

Meeder Money Market Fund - Institutional Class, 0.13% (5)	5,178,349		5,178,349

Total Money Market Registered Investment Companies	(Cost $5,178,349)		5,178,349

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 10/1/2013 (6)	298		298

Total Floating Rate Demand Notes	(Cost $298)		298

U.S. Government Obligations - 0.3%

U.S. Treasury Bill, 0.07%, due 3/6/2014 (7)	300,000		299,981

Total U.S. Government Obligations	(Cost $299,935)		299,981

Total Investments - 100.1%	(Cost $81,455,814	)(2)	87,990,490

Liabilities less Other Assets - (0.1%)			(44,325)

Total Net Assets - 100.0%			87,946,165

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	1,720		17,200
Meeder Balanced Fund	922		10,336
Meeder Dynamic Growth Fund	558		5,865
Meeder Muirfield Fund	1,595		11,006
Meeder Quantex Fund	664		21,766
Meeder Utilities & Infrastructure Fund	203		5,924

Total Trustee Deferred Compensation	(Cost $52,839)		72,097

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2013, notional value $5,022,900	12	(21,378)

Total Futures Contracts	12	(21,378)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$87,690,509	$(21,378)
Level 2 - Other Significant Observable Inputs	299,981	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$87,990,490	$(21,378)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $81,554,764 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,958,001
Unrealized depreciation	(1,522,275)
Net unrealized appreciation (depreciation)	$6,435,726

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2013.

(6)	Floating rate security. The rate shown represents the rate in effect at September 30, 2013.

(7)	Pledged as collateral on futures contracts.

(8)	Assets of affiliates to the Strategic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2013 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 94.5%

Consumer Discretionary - 27.4%
Abercrombie & Fitch Co.	6,100	215,757
Apollo Group, Inc. (3)	13,950	290,300
AutoNation, Inc. (3)	7,405	386,319
Best Buy Co., Inc.	24,450	916,875
Big Lots, Inc. (3)	10,230	379,431
Cablevision Systems Corp.	19,065	321,055
D.R. Horton, Inc.	14,365	279,112
Darden Restaurants, Inc.	6,460	299,033
Expedia, Inc.	4,650	240,917
Fossil, Inc. (3)	3,120	362,669
GameStop Corp.	11,505	571,223
Gannett Co., Inc.	15,875	425,291
Garmin, Ltd.	7,020	317,234
Goodyear Tire & Rubber Company/The	20,725	465,297
H&R Block, Inc.	15,305	408,031
Harman International Industries, Inc.	6,395	423,541
Hasbro, Inc.	8,160	384,662
International Game Technology, Inc.	20,230	382,954
Interpublic Group of Cos., Inc./The	25,490	437,918
J.C. Penney Co., Inc.	14,240	125,383
Leggett & Platt, Inc.	10,495	316,424
Netflix, Inc. (3)	3,105	960,097
Scripps Networks Interactive	4,950	386,645
TripAdvisor, Inc. (3)	6,710	508,886
Urban Outfitters, Inc. (3)	7,220	265,479
Washington Post Co./The	790	482,967

	(Cost $7,288,534)	10,553,500

Consumer Staples - 5.6%
Constellation Brands, Inc. (3)	7,835	449,729
Crimson Wine Group, Ltd. (3)	1,193	11,393
Dean Foods Co. (3)	8,472	163,510
Hormel Foods Corp.	9,170	386,240
Safeway, Inc.	16,010	512,160
Tyson Foods, Inc.	14,740	416,847
WhiteWave Foods Co. (3)	10,616	212,002

	(Cost $1,289,636)	2,151,881

Energy - 5.8%
Diamond Offshore Drilling, Inc.	4,255	265,172
Helmerich & Payne, Inc.	5,180	357,161
Nabors Industries, Ltd.	20,080	322,485
Newfield Exploration Co. (3)	10,970	300,249
QEP Resources, Inc.	9,700	268,593
Rowan Cos. (3)	9,225	338,742
WPX Energy, Inc. (3)	19,590	377,303

	(Cost $2,219,114)	2,229,705

Financials - 16.8%
Apartment Investment & Management Co. (4)	10,585	295,745
Assurant, Inc.	8,325	450,383
Cincinnati Financial Corp.	7,355	346,862
Comerica, Inc.	9,430	370,693
E*TRADE Financial Corp. (3)	32,297	532,900
Federated Investors, Inc.	13,995	380,104
First Horizon National Corp.	29,237	321,315
Genworth Financial, Inc. (3)	37,775	483,520
Hudson City Bancorp, Inc.	35,430	320,323
Huntington Bancshares, Inc.	44,930	371,122
Legg Mason, Inc.	11,065	370,013
Leucadia National Corp.	12,005	327,016
NASDAQ OMX Group, Inc./The	11,475	368,462
People's United Financial, Inc.	23,865	343,179
Torchmark Corp.	5,575	403,351
Unum Group	13,750	418,550
Wells Fargo & Co. Preferred (3)	1	0
Zions Bancorporation	13,325	365,371

	(Cost $4,954,148)	6,468,909

Healthcare - 4.4%
DENTSPLY International, Inc.	7,240	314,325
Hospira, Inc. (3)	9,275	363,766
Patterson Cos., Inc.	8,355	335,746
PerkinElmer, Inc.	9,015	340,316
Tenet Healthcare Corp. (3)	8,717	359,053

	(Cost $1,330,912)	1,713,206

Industrials - 10.0%
Avery Dennison Corp.	8,205	357,082
Cintas Corp.	6,975	357,120
Dun & Bradstreet Corp./The	3,695	383,726
Iron Mountain, Inc.	9,230	249,395
Jacobs Engineering Group, Inc. (3)	6,700	389,806
Pitney Bowes, Inc.	26,835	488,128
Quanta Services, Inc. (3)	10,470	288,030
Robert Half International, Inc.	9,020	352,051
Ryder System, Inc.	5,715	341,185
Snap-on, Inc.	3,590	357,205
Xylem, Inc.	10,480	292,706

	(Cost $3,158,807)	3,856,434

Information Technology - 11.6%
Advanced Micro Devices, Inc. (3)	117,410	447,331
Electronic Arts, Inc. (3)	19,680	502,824
First Solar, Inc. (3)	9,175	368,927
FLIR Systems, Inc.	12,465	391,401
Harris Corp.	5,810	344,533
Jabil Circuit, Inc.	14,870	322,382
JDS Uniphase Corp. (3)	20,867	306,954
Leidos Holdings, Inc.	6,406	291,612
LSI Corp.	39,055	305,605
Molex, Inc.	10,290	396,371
Science Applications International Corp. (3)	3,661	123,549
Teradyne, Inc. (3)	16,865	278,610
Total System Services, Inc.	13,355	392,904

	(Cost $3,660,792)	4,473,003

Materials - 6.6%
Allegheny Technologies, Inc.	9,420	287,498
Bemis Co., Inc.	8,600	335,486
Cliffs Natural Resources, Inc.	7,500	153,750
International Flavors & Fragrances, Inc.	4,260	350,598
MeadWestvaco Corp.	9,020	346,188
Owens-Illinois, Inc. (3)	13,395	402,118
Sealed Air Corp.	16,300	443,196
United States Steel Corp.	11,625	239,359

	(Cost $2,477,658)	2,558,193

Telecommunication Services - 2.4%
Frontier Communications Corp.	65,940	275,629
T-Mobile US, Inc.	14,787	384,018
Windstream Corp.	34,240	273,578

	(Cost $833,244)	933,225
Utilities - 3.9%
AGL Resources, Inc.	7,201	331,462
Integrys Energy Group, Inc.	5,515	308,234
Pepco Holdings, Inc.	14,580	269,147
Pinnacle West Capital Corp.	5,630	308,186
TECO Energy, Inc.	17,245	285,232

	(Cost $1,441,072)	1,502,261

Total Common Stocks	(Cost $ 28,653,917)	36,440,317

Money Market Registered Investment Companies - 5.2%

Meeder Money Market Fund - Institutional Class, 0.13% (5)	2,001,864		2,001,864

Total Money Market Registered Investment Companies	(Cost $2,001,864)		2,001,864

U.S. Government Obligations - 0.3%

U.S. Treasury Bill, 0.07%, due 3/6/2014 (6)	100,000		99,992

Total U.S. Government Obligations	(Cost $99,978)		99,992

Total Investments - 100.0%	(Cost $30,755,759	)(2)	38,542,173

Other Assets less Liabilities - 0.0%			4,911

Total Net Assets - 100.0%			38,547,084

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	867		8,670
Meeder Balanced Fund	461		5,168
Meeder Dynamic Growth Fund	280		2,943
Meeder Muirfield Fund	1,691		11,668
Meeder Quantex Fund	1,140		37,369
Meeder Utilities & Infrastructure Fund	102		2,976

Total Trustee Deferred Compensation	(Cost $41,982)		68,794

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors Mid Cap 400 E-Mini expiring December 2013, notional value $1,736,840	14	20,055

Total Futures Contracts	14	20,055

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$38,442,181	$20,055
Level 2 - Other Significant Observable Inputs	99,992	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$38,542,173	$20,055

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $30,914,613 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$8,532,155
Unrealized depreciation	$(904,595)
Net unrealized appreciation (depreciation)	$7,627,560

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2013.

(6)	Pledged as collateral on Futures Contracts.

(7)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2013 (unaudited)

Utilities & Infrastructure Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 98.9%

Electric Utility - 14.3%
Covanta Holding Corp.	33,395	713,985
General Electric Co.	58,764	1,403,872
ITC Holdings Corp.	15,644	1,468,346
MDU Resources Group, Inc.	54,783	1,532,281

	(Cost $4,169,772)	5,118,484

Natural Gas Distribution - 15.2%
Energy Transfer Equity, L.P.	17,674	1,162,596
MarkWest Energy Partners, L.P.	15,397	1,112,125
National Grid PLC - ADR (4)	16,308	962,987
ONEOK, Inc.	15,278	814,623
Williams Companies, Inc./The	38,615	1,404,041

	(Cost $3,465,623)	5,456,372

Oil Exploration & Production - 9.7%
Energen Corporation	10,431	796,824
Ensco PLC	22,958	1,233,993
EQT Corp.	15,716	1,394,324

	(Cost $2,558,300)	3,425,141

Pipelines - 18.8%
Enterprise Products Partners, L.P.	26,354	1,608,648
Kinder Morgan Energy Partners, L.P.	12,857	1,026,374
National Fuel Gas Co.	20,831	1,432,340
Questar Corp.	75,826	1,705,327
Spectra Energy Corp.	26,919	921,437

	(Cost $4,752,813)	6,694,126

Telecommunication Services - 24.5%
American Tower Corp. (5)	8,635	640,113
AT&T, Inc.	39,215	1,326,251
BCE Inc.	17,372	741,784
Corning, Inc.	77,068	1,124,422
QUALCOMM, Inc.	18,369	1,236,601
Telephone and Data Systems, Inc.	58,699	1,734,555
Verizon Communications, Inc.	17,409	812,565
Vodafone Group PLC - ADR (4)	32,442	1,141,310

	(Cost $7,550,270)	8,757,601

Utility Services - 12.7%
ARRIS Group, Inc. (3)	45,792	780,754
Black Hills Corp.	13,297	662,988
Fluor Corp.	10,540	747,918
NiSource, Inc.	39,609	1,223,522
UGI Corp.	28,020	1,096,423

	(Cost $3,496,141)	4,511,605

Water Utility - 3.7%
American Water Works Co., Inc.	32,369	1,336,192

	(Cost $818,256)	1,336,192

Total Common Stocks	(Cost $26,811,175)	35,299,521

Money Market Registered Investment Companies - 1.1%

Meeder Money Market Fund - Institutional Class, 0.13% (6)	406,955		406,955

Total Money Market Registered Investment Companies	(Cost $406,955)		406,955

Total Investments - 100.0%	(Cost $27,218,130	)(2)	35,706,476

Liabilities less Other Assets - (0.0%)			(15,857)

Total Net Assets - 100.0%			35,690,619

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	1,036		10,360
Meeder Balanced Fund	552		6,188
Meeder Dynamic Growth Fund	334		3,510
Meeder Muirfield Fund	1,615		11,144
Meeder Quantex Fund	1,000		32,780
Meeder Utilities & Infrastructure Fund	123		3,589

Total Trustee Deferred Compensation	(Cost $42,714)		67,571

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$35,706,476	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$35,706,476	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $27,404,616 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$8,301,860
Unrealized depreciation	0
Net unrealized appreciation (depreciation)	$8,301,860

(3)	Represents non-income producing securities.

(4)	American Depositary Receipt.

(5)	Real estate investment trust.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2013.

(7)	Assets of affiliates to the Utilities & Infrastructure Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2013 (unaudited)

Total Return Bond Fund

Security Description	Shares or Principal Amount ($)		Fair Value ($)(1)

Registered Investment Companies - 92.7%

AllianceBernstein High Income Fund	925,392		8,680,180
Eaton Vance Floating-Rate Advantage Fund	510,389		5,680,627
Federated Bond Fund	858,295		7,956,394
Fidelity Capital & Income Fund	319,761		3,050,516
Goldman Sachs Strategic Income Fund	569,869		5,972,231
iShares iBoxx $ High Yield Corporate Bond ETF	18,905		1,731,320
Ivy High Income Fund	942,960		8,147,178
PIMCO Total Return Exchange-Traded Fund	37,950		4,017,767
Prudential Total Return Bond Fund	278,766		3,902,725
Putnam Absolute Return 300 Fund	506,920		5,479,808
Putnam Diversified Income Fund	1,084,566		8,329,468
Sentinel Total Return Bond Fund	383,693		4,063,305
SPDR Barclays High Yield Bond ETF	43,380		1,728,476
TCW Emerging Markets Income Fund	1,053,049		8,840,348
Templeton Global Total Return Fund	218,829		2,908,240

Total Registered Investment Companies	(Cost $81,379,712)		80,488,583

Money Market Registered Investment Companies - 4.2%

Meeder Money Market Fund - Institutional Class, 0.13% (3)	3,642,838		3,642,838

Total Money Market Registered Investment Companies	(Cost $3,642,838)		3,642,838

U.S. Government Obligations - 3.5%

Government National Mortgage Association, 6.50%, due 7/20/2038	34,068		42,925
U.S. Treasury Bill, 0.07%, due 3/6/2014 (4)	200,000		199,987
U.S. Treasury Note, 1.625%, due 8/15/2022	2,000,000		1,863,124
U.S. Treasury Note, 1.75%, due 5/15/2023	1,000,000		926,641

Total U.S. Government Obligations	(Cost $3,178,992)		3,032,677

Total Investments - 100.4%	(Cost $88,201,542	)(2)	87,164,098

Liabilities less Other Assets - (0.4%)			(321,624)

Total Net Assets - 100.0%			86,842,474

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	502		5,020
Meeder Balanced Fund	266		2,982
Meeder Dynamic Growth Fund	174		1,829
Meeder Muirfield Fund	506		3,491
Meeder Quantex Fund	190		6,228
Meeder Utilities & Infrastructure Fund	61		1,780

Total Trustee Deferred Compensation	(Cost $17,047)		21,330

Futures Contracts

	Short Contracts	Unrealized Appreciation (Depreciation)($)

10-Year U.S. Treasury Bond Futures expiring December 2013, notional value $3,791,718	30	(86,944)

Total Futures Contracts	30	(86,944)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$84,131,421	$(86,944)
Level 2 - Other Significant Observable Inputs	3,032,677	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$87,164,098	$(86,944)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $88,307,274 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$73,106
Unrealized depreciation	$(1,216,282)
Net unrealized appreciation (depreciation)	$(1,143,176)

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2013.

(4)	Pledged as collateral on futures contracts.

(5)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2013 (unaudited)

Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 7.1%

American National Bank	0.20%	(3)	10/01/13	249,055	249,055
Bank Midwest Deposit Account	0.65%	(3)	10/01/13	249,404	249,404
Columbus First Bank Demand Deposit Account	0.45%	(3)	10/01/13	249,283	249,283
EverBank Money Market Account	0.61%		10/01/13	249,391	249,391
FICA Bank Deposit Program (4)	0.25%	(3)	--	5,002,513	5,002,513
First Merchants Bank Demand Account	0.30%	(3)	10/01/13	249,188	249,188
Metro City Bank	0.45%	(3)	10/01/13	249,123	249,123
Mid America Bank Demand Deposit Account	0.50%	(3)	10/01/13	249,311	249,311
Nationwide Bank Deposit Account	0.60%	(3)	10/01/13	249,377	249,377
Plaza Bank Deposit Account	0.55%	(3)	10/01/13	249,436	249,436
PNC Bank	0.20%	(3)	10/01/13	249,054	249,054
TD Bank Demand Deposit Account	0.25%	(3)	10/01/13	249,137	249,137

Total Bank Obligations				(Cost $7,744,272)	7,744,272

Certificates of Deposit - 5.7%

Apple Bank for Savings	0.30%		11/07/13	248,000	248,000
Banco Popular De Puerto Rico	0.35%		11/29/13	249,000	249,000
Bank Hapoalim	0.25%		11/15/13	249,000	249,000
Bank of Baroda	0.35%		05/09/14	249,000	249,000
Bank of China	0.65%		12/31/13	248,000	248,000
Bank of India	0.50%		09/17/14	248,000	248,000
Beal Bank USA	0.40%		09/24/14	249,000	249,000
Biltmore Bank of Arizona	0.30%		11/15/13	248,000	248,000
BMW Bank, NA	0.25%		05/09/14	249,000	249,000
Citibank, NA	0.25%		11/29/13	249,000	249,000
Compass Bank	0.30%		03/25/14	249,000	249,000
Discover Bank	0.30%		04/10/14	248,000	248,000
Doral Bank	0.35%		05/30/14	249,000	249,000
Enerbank USA	0.30%		10/21/13	249,000	249,000
Enterprise Bank	0.25%		05/16/14	249,000	249,000
Fifth Third Bank	0.40%		04/10/14	248,000	248,000
First Bank of Puerto Rico	0.30%		05/23/14	249,000	249,000
First Mid Illinois	0.30%		09/26/14	249,000	249,000
First Niagara Bank	0.25%		11/25/13	249,000	249,000
Investors Bank	0.25%		02/24/14	249,000	249,000
Medallion Bank	0.25%		12/05/13	249,000	249,000
Merrick Bank	0.40%		10/11/13	249,000	249,000
Mizuho Corp. Bank	0.30%		05/29/14	249,000	249,000
Safra National Bank	0.25%		06/30/14	249,000	249,000
State Bank of India	0.50%		09/23/14	248,000	248,000

Total Certificates of Deposit				(Cost $6,218,000)	6,218,000

Corporate Obligations - 33.6%

Bath Technologies (6)	0.30%	(3)	10/03/13	630,000		630,000
BNS - Houston	0.19%	(5)	11/27/13	5,000,000		5,000,000
Caterpillar Financial Power Investment Floating Rate Demand Note	0.60%	(5)	10/01/13	9,840,102		9,840,102
GE Demand Note	0.70%	(5)	10/01/13	9,014,495		9,014,495
MassMutual Global (6)	0.65%	(5)	01/14/14	4,234,000		4,239,275
Met Life Global Funding (6)	1.17%	(5)	04/04/14	4,800,000		4,821,512
Rabobank Nederland	0.30%	(3)	09/03/14	1,000,000		1,000,000
Springside Corp. Exchange Partners, LLC (6)	0.18%	(5)	10/03/13	2,000,000		2,000,000

Total Corporate Obligations				(Cost $36,545,384)		36,545,384

Repurchase Agreements - 18.4%

G.X. Clarke (Collateralized by $9,365,000 various Federal Farm
Credit Banks and Federal National Mortgage Associations,
0.00% - 6.125%, due 7/5/14 - 6/8/37, value
$10,203,225), purchase date 9/24/13	0.22%		10/01/13	10,000,000		10,000,000
G.X. Clarke (Collateralized by $10,189,000 various Federal Farm
Credit Banks, 0.25% - 1.25%, due 11/26/14 - 6/14/18, value
$10,204,423), purchase date 9/26/13	0.22%		10/03/13	10,000,000		10,000,000

Total Repurchase Agreements				(Cost $20,000,000)		20,000,000

U.S. Government Agency Obligations - 13.7%

Federal Farm Credit Bank	0.06%	(5)	05/13/14	5,000,000		4,999,692
Federal Farm Credit Bank	0.11%	(5)	10/22/13	5,000,000		4,999,500
Federal Home Loan Bank	0.13%	(5)	10/01/13	5,000,000		5,000,000

Total U.S. Government Agency Obligations				(Cost $14,999,192)		14,999,192

Money Market Registered Investment Companies - 21.4%

Fidelity Institutional Money Market Portfolio, 0.08% (7)				23,284,520		23,284,520

Total Money Market Registered Investment Companies				(Cost $23,284,520)		23,284,520

Total Investments - 99.9%				(Cost $108,791,368	) (2)	108,791,368

Other Assets less Liabilities - 0.1%						107,503

Total Net Assets - 100.0%						108,898,871

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	760	7,600
Meeder Balanced Fund	402	4,506
Meeder Dynamic Growth Fund	244	2,564
Meeder Muirfield Fund	1,489	10,274
Meeder Quantex Fund	1,015	33,272
Meeder Utilities & Infrastructure Fund	89	2,597

Total Trustee Deferred Compensation	(Cost $39,567)	60,813

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$23,284,520	$-
Level 2 - Other Significant Observable Inputs	85,506,848	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$108,791,368	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)
Variable rate security.  Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown represents the rate in effect at September 30, 2013.  The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)
The FICA bank deposits were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company.  The underlying bank deposits are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  For a complete list of the underlying bank deposits that make up this program, visit www.meederinvestment.com.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2013. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(6)
Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.  Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.  Bath Technologies was acquired on 10/18/1999.  Springside Corp. Exchange Partners, LLC was acquired on 2/5/2004.  MassMutual Global was acquired on 3/20/2013.  Met Life Global Funding was acquired on 3/20/2013.  As of September 30, 2013, securities restricted as to resale to institutional investors represented 10.7% of Total Investments.  The acquisition cost is the same as amortized cost.  The fair value noted approximates amortized cost.

(7)	7-day yield as of September 30, 2013.

(8)	Assets of affiliates to the Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 25, 2013

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	November 25, 2013